CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and noninterest-bearing deposits with banks	$ 14,252	$ 14,330
Interest-bearing deposits with banks	113,874	31,660
Total cash and cash equivalents	128,126	45,990
Certificates of deposit in financial institutions	0	1,862
Securities available for sale	162,258	184,074
Securities held to maturity, net of allowance for credit losses of $2 in 2023 and $0 in 2022; (estimated fair value: 2023 - $7,390; 2022 - $8,460)	7,986	9,226
Restricted investments in bank stocks	5,037	5,953
Total loans	971,900	885,049
Less: Allowance for credit losses	(8,767)	(5,269)
Net loans	963,133	879,780
Premises and equipment, net	21,450	20,436
Premises and equipment held for sale, net	573	593
Accrued interest receivable	3,606	3,112
Goodwill	7,319	7,319
Other intangible assets, net	8	29
Bank owned life insurance and annuity assets	40,593	39,627
Operating lease right-of-use asset, net	1,205	1,294
Deferred tax assets	6,306	6,266
Other assets	4,535	5,226
Total assets	1,352,135	1,210,787
Liabilities
Noninterest-bearing deposits	322,222	354,413
Interest-bearing deposits	804,914	673,242
Total deposits	1,127,136	1,027,655
Other borrowed funds	44,593	17,945
Subordinated debentures	8,500	8,500
Operating lease liability	1,205	1,294
Allowance for credit losses on off-balance sheet commitments	692	0
Other liabilities	26,002	20,365
Total liabilities	1,208,128	1,075,759
Commitments and Contingent Liabilities (See Note L)
Shareholders' Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2023 - 5,470,453 shares issued; 2022 - 5,465,707 shares issued)	5,470	5,465
Additional paid-in capital	51,842	51,722
Retained earnings	114,871	109,320
Accumulated other comprehensive income (loss)	(11,428)	(14,813)
Treasury stock, at cost (2023 - 697,321 shares; 2022 - 693,933 shares)	(16,748)	(16,666)
Total shareholders' equity	144,007	135,028
Total liabilities and shareholders' equity	$ 1,352,135	$ 1,210,787